TAX - Non-Current Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities
Non-current tax liability related to held-over gains	$ (45.2)	$ (45.2)	$ (45.2)